Summary of Significant Accounting Policies (Details) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 09, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal Deposit Insurance Corporation coverage limits		$ 250,000		$ 250,000
Cash equivalents held outside the Trust Account		0		0	$ 0
Offering costs associated with warrant liabilities	$ 821,000		$ 821,170	821,170
Offering costs charged against the carrying value of the Class A ordinary shares subject to possible redemption	$ 22,800,000			(22,759,327)
Unrecognized tax benefits		0		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0		$ 0	$ 0
Purchase of aggregate shares		30,980,000
Class A ordinary shares subject to possible redemption
Class A ordinary shares subject to possible redemption, shares outstanding		41,400,000		41,400,000	0
Class A ordinary shares
Purchase of aggregate shares				30,980,000